OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2017
Operating Costs [Abstract]
Disclosure of operating costs

	Years ended December 31
(In millions of dollars)	2017	2016

Cost of equipment sales and direct sales channel subsidies	2,039	1,954
Merchandise for resale	237	209
Other external purchases	4,429	4,435
Employee salaries and benefits and stock-based compensation	2,120	2,073

Total operating costs	8,825	8,671